Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The Group’s subsidiaries depreciate their property, plant and equipment, from the time they can be placed in service, amortizing the cost of the assets, net of their residual values on a straight-line basis over the assets’ estimated useful lives, which are calculated in accordance with technical studies that are revised periodically in light of technological advances and the rate of dismantling, as follows:

Years of estimated useful life
Buildings	25 – 40
Plant and machinery	10 – 15
Telephone installations, networks and subscriber equipment	5 – 20
Furniture, tools and other items	2 – 10
The composition of and movement in the items comprising net “Property, plant and equipment” in 2017 and 2016 were the following:

2017
Millions of euros	Balance at 12/31/16	Additions	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Inclusion of companies	Balance at 12/31/17
Land and buildings	4,858	64	(391)	(14)	139	(293)	20	4,383
Plant and machinery	26,770	2,096	(5,062)	4	3,455	(2,039)	73	25,297
Furniture, tools and other items	1,426	223	(500)	(4)	230	(117)	9	1,267
PP&E in progress	3,339	4,496	—	(8)	(4,237)	(323)	11	3,278
Total PP&E	36,393	6,879	(5,953)	(22)	(413)	(2,772)	113	34,225

2016
Millions of euros	Balance at 12/31/15	Additions	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Exclusion of companies	Balance at 12/31/16
Land and buildings	4,851	59	(386)	(36)	198	173	(1)	4,858
Plant and machinery	24,682	1,325	(5,034)	(22)	4,464	1,369	(14)	26,770
Furniture, tools and other items	1,412	190	(531)	(19)	344	30	—	1,426
PP&E in progress	2,965	5,674	—	(12)	(5,365)	89	(12)	3,339
Total PP&E	33,910	7,248	(5,951)	(89)	(359)	1,661	(27)	36,393

The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2017 and 2016 are as follows:

Balance at December 31, 2017
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	11,344	(6,958)	(3)	4,383
Plant and machinery	96,335	(70,969)	(69)	25,297
Furniture, tools and other items	6,900	(5,624)	(9)	1,267
PP&E in progress	3,289	—	(11)	3,278
Total PP&E	117,868	(83,551)	(92)	34,225

Balance at December 31, 2016
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	11,930	(7,069)	(3)	4,858
Plant and machinery	99,945	(73,021)	(154)	26,770
Furniture, tools and other items	7,288	(5,852)	(10)	1,426
PP&E in progress	3,350	—	(11)	3,339
Total PP&E	122,513	(85,942)	(178)	36,393